Cover	Dec. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2022
Entity File Number	0-19266
Entity Registrant Name	ALLIED HEALTHCARE PRODUCTS, INC.
Entity Central Index Key	0000874710
Entity Tax Identification Number	25-1370721
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1720 Sublette Avenue
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63110
City Area Code	314
Local Phone Number	771-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01
Trading Symbol	AHPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false